Intangible Assets (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost		$ 11,218
Accumulated Amortization		438
Intangible Assets, Net	$ 10,626	10,780	$ 7,589
Patents [Member]
Cost		7,718
Accumulated Amortization		438
Intangible Assets, Net		7,280	7,589
Website [Member]
Cost		3,500
Accumulated Amortization
Intangible Assets, Net		$ 3,500